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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Karen L. Yerburgh
Title:            Managing Partner
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Karen L. Yerburgh           London, United Kingdom         August 13, 2009
        [Signature]                   [City, State]                   [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $1,460,339,439.08


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 30 JUNE 2009

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
                                  Item 2 -                                                      Item 6:           Item 8:
                                  Title or   Item 3 -                Item 4: FMV     Item 5:      Inv    Item 7:   Voting
Item 1 - Stock Name                 Class      CUSIP    Portfolio     (in US$)       Shares   Discretion Manager Authority
--------------------------------- -------- ------------ --------- ---------------- ---------- ---------- ------- ---------
AMERICA MOVIL ADR                 ADR      02364W105                455,897,140.16 11,774,203    sole       1       sole   9,292,680
                                                                                                                    none   2,481,523
BANCO MACRO BANSUD ADR            ADR      05961W105                 33,331,972.00  2,058,800    sole       1       sole   2,014,600
                                                                                                                    none      44,200
BANCO MACRO BANSUD B              ORD      ARBANS010010                 522,660.20    320,024    sole       1       sole     320,024
                                                                                                                    none           0
BANCOLOMBIA ADR                   ADR      05968L102                 58,123,026.50  1,905,673    sole       1       sole   1,379,103
                                                                                                                    none     526,570
CREDICORP (US)                    ORD      G2519Y108                119,764,891.20  2,057,816    sole       1       sole   1,621,520
                                                                                                                    none     436,296
COMPANHIA BRASILEIRA DE DIST. ADR ADR      20440T201                 40,338,847.92  1,048,852    sole       1       sole     827,790
                                                                                                                    none     221,062
EMBOTELLADORA ANDINA ADR REP A    ADR      29081P204                  6,320,271.75    428,493    sole       1       sole     218,493
                                                                                                                    none     210,000
EMBOTELLADORA ANDINA ADS REP B    ADS      29081P303                 67,553,392.10  3,932,095    sole       1       sole   3,217,215
                                                                                                                    none     714,880
FEMSA ADS                         ADS      344419106                178,259,538.08  5,529,142    sole       1       sole   4,358,808
                                                                                                                    none   1,170,334
INFOSYS TECHNOLOGY LTD ADR        ADR      456788108                 11,560,248.24    314,308    sole       1       sole     305,376
                                                                                                                    none       8,932
ITAU UNIBANCO HOLDING SA          ADR      465562106                 12,898,521.02  3,426,313    sole       1       sole   2,706,834
                                                                                                                    none     719,479
KOREA ELECTRIC POWER SPON ADR     ADR      500631106                  1,548,463.50    134,649    sole       1       sole     125,511
                                                                                                                    none       9,138
MAGMA                             ORD      HRMGMARA0005                 129,911.25      9,508    sole       1       sole       9,508
                                                                                                                    none           0
MOBILE TELESYSTEMS ADR            ADR      607409109                100,184,147.16  2,712,812    sole       1       sole   2,131,895
                                                                                                                    none     580,917
PLATINUM GROUP METALS LTD         ORD      72765Q205                  7,463,470.96  7,867,960    sole       1       sole   7,867,960
                                                                                                                    none           0
RETALIX LTD                       ORD      M8215W109                  7,642,545.26    842,618    sole       1       sole     842,618
                                                                                                                    none           0
SIMCERE PHARMACEUTICAL            ORD      82859P104                 19,549,960.82  2,244,542    sole       1       sole   2,244,542
                                                                                                                    none           0
TELE NORTE LESTE ADR              ADR      879246106                 28,808,677.03  1,937,369    sole       1       sole   1,520,582
                                                                                                                    none     416,787
TEVA PHARMACEUTICALS SPONS ADR    ADR      881624209                310,441,753.92  6,291,888    sole       1       sole   5,331,684
                                                                                                                    none     960,204
                                                                  ----------------
                                                                  1,460,339,439.08
                                                                  ================
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